Document and Entity Information	Apr. 01, 2021
Cover [Abstract]
Entity Registrant Name	Virginia National Bankshares Corp
Amendment Flag	false
Entity Central Index Key	0001572334
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 01, 2021
Entity Incorporation State Country Code	VA
Entity File Number	000-55117
Entity Tax Identification Number	46-2331578
Entity Address, Address Line One	404 People Place
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22911
City Area Code	(434)
Local Phone Number	817-8621
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false